UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  028-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     (212) 752-8777

Signature, Place, and Date of Signing:

 /s/    Vivian Pan     New York, NY     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $756,145 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    28260   461088 SH       SOLE                   161715        0   299373
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108    10139   168700 SH       SOLE                     4315        0   164385
AT&T INC                       COM              00206R102    35046  1122199 SH       SOLE                   396575        0   725624
BAYTEX ENERGY CORP             COM              07317Q105    12677   244447 SH       SOLE                    92215        0   152232
CENTURYLINK INC                COM              156700106      297     7675 SH       SOLE                        0        0     7675
CHEVRON CORP NEW               COM              166764100    13897   129625 SH       SOLE                    43885        0    85740
CINCINNATI FINL CORP           COM              172062101    16923   490387 SH       SOLE                   175560        0   314827
CINEMARK HOLDINGS INC          COM              17243V102    26977  1229021 SH       SOLE                   430441        0   798580
CONAGRA FOODS INC              COM              205887102    23822   907155 SH       SOLE                   322410        0   584745
CONOCOPHILLIPS                 COM              20825C104    25497   335446 SH       SOLE                   119980        0   215466
DORCHESTER MINERALS LP         COM UNIT         25820R105     1507    57425 SH       SOLE                     1050        0    56375
DU PONT E I DE NEMOURS & CO    COM              263534109    25139   475223 SH       SOLE                   172605        0   302618
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      211     6050 SH       SOLE                        0        0     6050
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    16182   522502 SH       SOLE                    10220        0   512282
ENDURO RTY TR                  TR UNIT          29269K100    16154   751015 SH       SOLE                   265245        0   485770
ENTERPRISE PRODS PARTNERS L    COM              293792107      252     5000 SH       SOLE                        0        0     5000
EXXON MOBIL CORP               COM              30231G102      356     4105 SH       SOLE                        0        0     4105
FNB CORP PA                    COM              302520101    23539  1948615 SH       SOLE                   667470        0  1281145
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    15413   405173 SH       SOLE                   141545        0   263628
GALLAGHER ARTHUR J & CO        COM              363576109    27872   779863 SH       SOLE                   283825        0   496038
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    12183   271268 SH       SOLE                    91070        0   180198
HASBRO INC                     COM              418056107    26555   723170 SH       SOLE                   256175        0   466995
HEINZ H J CO                   COM              423074103    24260   453037 SH       SOLE                   159080        0   293957
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    27273  1030337 SH       SOLE                   363495        0   666842
INTEL CORP                     COM              458140100    18802   668768 SH       SOLE                   232070        0   436698
KIMBERLY CLARK CORP            COM              494368103    25450   344433 SH       SOLE                   122740        0   221693
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      219     2650 SH       SOLE                        0        0     2650
KRAFT FOODS INC                CL A             50075N104      358     9430 SH       SOLE                        0        0     9430
LEGGETT & PLATT INC            COM              524660107    26971  1172130 SH       SOLE                   399055        0   773075
LOCKHEED MARTIN CORP           COM              539830109    25266   281166 SH       SOLE                   101115        0   180051
MERCK & CO INC NEW             COM              58933Y105    26695   695189 SH       SOLE                   248753        0   446436
MEREDITH CORP                  COM              589433101    27821   857085 SH       SOLE                   300580        0   556505
NATIONAL CINEMEDIA INC         COM              635309107    16717  1092587 SH       SOLE                   417755        0   674832
NUCOR CORP                     COM              670346105    27061   630050 SH       SOLE                   225165        0   404885
PENN VA RESOURCES PARTNERS L   COM              707884102    13550   620705 SH       SOLE                    13900        0   606805
PLUM CREEK TIMBER CO INC       COM              729251108    13343   321058 SH       SOLE                   112325        0   208733
RAYONIER INC                   COM              754907103    25364   575282 SH       SOLE                   201429        0   373853
RPM INTL INC                   COM              749685103    28365  1083043 SH       SOLE                   389988        0   693055
SONOCO PRODS CO                COM              835495102    24265   730875 SH       SOLE                   265255        0   465620
UNILEVER PLC                   SPON ADR NEW     904767704    24456   739970 SH       SOLE                   255930        0   484040
VALLEY NATL BANCORP            COM              919794107    21011  1622458 SH       SOLE                   599523        0  1022935
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